Fair Value of Financial Instruments (Details) - Schedule of All Liability Classified Warrants - USD ($) $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Schedule of All Liability Classified Warrants [Line Items]
Balance	$ 25,758
Change in fair value	(3,716)
Balance	23,360	$ 25,758
Issuances	1,747	6,215
Change in fair value in connection with PIPE Warrants Amendment	(429)
Private Warrants [Member]
Schedule of All Liability Classified Warrants [Line Items]
Balance	377
Change in fair value	426
Balance	803	377
Issuances
Change in fair value in connection with PIPE Warrants Amendment
Working Capital Warrants [Member]
Schedule of All Liability Classified Warrants [Line Items]
Balance	42
Change in fair value	47
Balance	89	42
Issuances
Change in fair value in connection with PIPE Warrants Amendment
Convertible Bridge Loan Warrants [Member]
Schedule of All Liability Classified Warrants [Line Items]
Balance
Change in fair value	398
Balance	1,822
Issuances	1,424
Change in fair value in connection with PIPE Warrants Amendment
Convertible 12% Promissory Note Warrants [Member]
Schedule of All Liability Classified Warrants [Line Items]
Balance
Change in fair value	619
Balance	942
Issuances	323
Change in fair value in connection with PIPE Warrants Amendment
PIPE Warrants [Member]
Schedule of All Liability Classified Warrants [Line Items]
Balance	25,339
Change in fair value	(5,206)
Balance	19,704	25,339
Issuances		$ 10,210
Change in fair value in connection with PIPE Warrants Amendment	$ (429)